Compensation of Key Management Personnel	12 Months Ended
Dec. 31, 2019
Compensation Of Key Management Personnel [Abstract]
Compensation of Key Management Personnel

24. COMPENSATION OF KEY MANAGEMENT PERSONNEL

Key management personnel have been identified as the Board of Directors and the four executive officers of the Company.

Key management personnel remuneration consisted of the following:

($000s)	2019	2018
Salaries, incentives and short-term benefits	2,560	2,352
Share-based compensation	2,736	2,210
Total	5,296	4,562